Long-Term Employee Benefit Liabilities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded in the consolidated balance sheet
Non-current liability	$ (419)	$ (356)	$ (339)
Termination and long service arrangements [Member]
Projected benefit obligation
Beginning of year	220	190	188
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses (gains) and changes in actuarial assumptions	14	33	(4)
Benefits paid	(11)	(12)	(25)
Divestitures		(3)
Currency translation	(10)	(12)	6
Ending funded status	237	220	190
Amounts recorded in the consolidated balance sheet
Current liability	8	8	6
Non-current liability	229	212	184
Net amount	237	220	190
Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	(45)	(41)	(16)
Net periodic benefit cost
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses	6	5	4
Net periodic benefit cost	$ 30	$ 29	$ 29